Fees Summary	Dec. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,408,000
Previously Paid Amount	0.00
Total Fee Amount	674.86
Total Offset Amount	0.00
Net Fee	674.86
Narrative - Max Aggregate Offering Price	$ 4,408,000
Final Prospectus	true